Financial Instruments (Details 5) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value Debentures [Abstract]
Debentures, Carrying amount	₪ 10,011	₪ 10,499
Financial Instruments, Carrying amount	13,761	12,765
Financial Instruments, Fair value	14,566	13,331
Unlinked [Member]
Secured Loans From Banksand Others [Abstract]
Secured loans from banks and others, Carrying amount	4,436	2,947
Secured loans from banks and others, Fair value	₪ 4,693	3,089
Secured loans from banks and others, Fair value weighted average discount rate	2.63%
Issued to the public (CPI-linked) [Member]
Fair Value Debentures [Abstract]
Debentures, Carrying amount	₪ 4,911	4,419
Debentures, Fair value	₪ 5,208	4,677
Debentures, Fair value weighted average discount rate	0.95%
Issued to institutional investors (US$ linked) [Member]
Fair Value Debentures [Abstract]
Debentures, Carrying amount	₪ 4,097	4,166
Debentures, Fair value	₪ 4,322	4,246
Debentures, Fair value weighted average discount rate	2.35%
Issued to institutional investors (unlinked) [Member]
Fair Value Debentures [Abstract]
Debentures, Carrying amount	₪ 15	830
Debentures, Fair value	₪ 17	879
Debentures, Fair value weighted average discount rate	2.44%
Issued to institutional investors (CPI-linked) [Member]
Fair Value Debentures [Abstract]
Debentures, Carrying amount	₪ 302	403
Debentures, Fair value	₪ 326	₪ 440
Debentures, Fair value weighted average discount rate	1.62%